Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay vs Performance Disclosure

In accordance with rules adopted by the Securities and Exchange Commission pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and Item 402(v) of Regulation S-K, we are providing the following disclosure regarding “Compensation Actually Paid,” as determined under SEC rules, for our principal executive officer (“PEO”) and Non-PEO NEOs as a group and Company financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

Year	Summary Compensation Table Total for Douglas S. Ingram(1) ($)		Compensation Actually Paid to Douglas S. Ingram(1)˒(3)˒(4) ($)	Average Summary Compensation Table Total for Non-PEO NEOs(1) ($)	Average Compensation Actually Paid to Non-PEO NEOs(1),(3),(4) ($)	Value of Initial Fixed $100 Investment based on:(5)		Net Income ($ Thousands)	Net Product Revenues ($ Thousands)(6)
						TSR ($)	Peer Group TSR ($)
(a)	(b)		(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	124,938,694	(2)	162,924,862	4,613,363	6,814,238	100.42	111.27	(703,488)	843,769
2021	1,546,324		(304,803,195)	6,273,896	(584,551)	69.78	124.89	(418,780)	612,401
2020	1,291,947		126,091,104	3,842,309	3,910,485	132.12	125.69	(554,128)	455,865
(1)
Douglas S. Ingram was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
(2)
For 2022, the value reflected in Mr. Ingram’s Summary Compensation Table total number, and the value reflected in the Exclusion of Stock Awards and Option Awards in footnote 4 below, includes $123,314,818 related to the modification of Mr. Ingram's performance-option award detailed above. Please see the Summary Compensation Table and "2022 Letter Agreement with Mr. Ingram" for more details.

2020	2021	2022
Ian M. Estepan	Ian M. Estepan	Ian M. Estepan
Gilmore O’Neill, M.B., M.M.Sc.	Louise Rodino-Klapac, Ph.D.	Louise Rodino-Klapac, Ph.D.
William Ciambrone	William Ciambrone	Ryan Brown
Louise Rodino-Klapac, Ph.D.	Ryan Brown	William Ciambrone
Joseph Bratica	Gilmore O’Neill, M.B., M.M.Sc.	—
Sandesh Mahatme	—	—
David Tyronne Howton, Jr.	—	—
(3)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 4 below.
(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Douglas S. Ingram ($)	Exclusion of Stock Awards and Option Awards for Douglas S. Ingram ($)	Inclusion of Equity Values for Douglas S. Ingram ($)	Compensation Actually Paid to Douglas S. Ingram ($)
2022	124,938,694	$(123,314,818)	161,300,986	162,924,862
2021	1,546,324	—	(306,349,519)	(304,803,195)
2020	1,291,947	—	124,799,157	126,091,104

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,613,363	$(3,702,434)	5,903,309	6,814,238
2021	6,273,896	(5,287,679)	(1,570,768)	(584,551)
2020	3,842,309	(3,180,107)	3,248,283	3,910,485

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas S. Ingram ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas S. Ingram ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas S. Ingram ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas S. Ingram ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas S. Ingram ($)	Total - Inclusion of Equity Values for Douglas S. Ingram ($)
2022	—	103,710,486	—	57,590,500	—	161,300,986
2021	—	(302,577,000)	—	(3,772,519)	—	(306,349,519)
2020	—	121,327,719	—	3,471,438	—	124,799,157

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	4,644,883	1,766,504	—	30,999	(539,077)	5,903,309
2021	4,015,070	(2,320,914)	—	(2,427,761)	(837,163)	(1,570,768)
2020	3,735,499	899,771	—	(126,863)	(1,260,124)	3,248,283
(5)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. For a further discussion on TSR, including our five-year TSR, please see "Total Stockholder Return."
(6)
We determined Net Product Revenues to be our “Company Selected Measure” as it was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

Company Selected Measure Name	Net Product Revenues
Named Executive Officers, Footnote [Text Block]
(1)
Douglas S. Ingram was our PEO for each year presented. The individuals comprising the Non-PEO NEOs for each year presented are listed below.
(2)
For 2022, the value reflected in Mr. Ingram’s Summary Compensation Table total number, and the value reflected in the Exclusion of Stock Awards and Option Awards in footnote 4 below, includes $123,314,818 related to the modification of Mr. Ingram's performance-option award detailed above. Please see the Summary Compensation Table and "2022 Letter Agreement with Mr. Ingram" for more details.

2020	2021	2022
Ian M. Estepan	Ian M. Estepan	Ian M. Estepan
Gilmore O’Neill, M.B., M.M.Sc.	Louise Rodino-Klapac, Ph.D.	Louise Rodino-Klapac, Ph.D.
William Ciambrone	William Ciambrone	Ryan Brown
Louise Rodino-Klapac, Ph.D.	Ryan Brown	William Ciambrone
Joseph Bratica	Gilmore O’Neill, M.B., M.M.Sc.	—
Sandesh Mahatme	—	—
David Tyronne Howton, Jr.	—	—

Peer Group Issuers, Footnote [Text Block]
(5)
The Peer Group TSR set forth in this table utilizes the NASDAQ Biotechnology Index, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the NASDAQ Biotechnology Index, respectively. Historical stock performance is not necessarily indicative of future stock performance. For a further discussion on TSR, including our five-year TSR, please see "Total Stockholder Return."

PEO Total Compensation Amount	$ 124,938,694	$ 1,546,324	$ 1,291,947
PEO Actually Paid Compensation Amount	$ 162,924,862	(304,803,195)	126,091,104
Adjustment To PEO Compensation, Footnote [Text Block]
(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Douglas S. Ingram ($)	Exclusion of Stock Awards and Option Awards for Douglas S. Ingram ($)	Inclusion of Equity Values for Douglas S. Ingram ($)	Compensation Actually Paid to Douglas S. Ingram ($)
2022	124,938,694	$(123,314,818)	161,300,986	162,924,862
2021	1,546,324	—	(306,349,519)	(304,803,195)
2020	1,291,947	—	124,799,157	126,091,104

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,613,363	$(3,702,434)	5,903,309	6,814,238
2021	6,273,896	(5,287,679)	(1,570,768)	(584,551)
2020	3,842,309	(3,180,107)	3,248,283	3,910,485

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas S. Ingram ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas S. Ingram ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas S. Ingram ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas S. Ingram ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas S. Ingram ($)	Total - Inclusion of Equity Values for Douglas S. Ingram ($)
2022	—	103,710,486	—	57,590,500	—	161,300,986
2021	—	(302,577,000)	—	(3,772,519)	—	(306,349,519)
2020	—	121,327,719	—	3,471,438	—	124,799,157

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	4,644,883	1,766,504	—	30,999	(539,077)	5,903,309
2021	4,015,070	(2,320,914)	—	(2,427,761)	(837,163)	(1,570,768)
2020	3,735,499	899,771	—	(126,863)	(1,260,124)	3,248,283

Non-PEO NEO Average Total Compensation Amount	$ 4,613,363	6,273,896	3,842,309
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,814,238	(584,551)	3,910,485
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards and Option Awards column are the totals from the Stock Awards and Option Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Douglas S. Ingram ($)	Exclusion of Stock Awards and Option Awards for Douglas S. Ingram ($)	Inclusion of Equity Values for Douglas S. Ingram ($)	Compensation Actually Paid to Douglas S. Ingram ($)
2022	124,938,694	$(123,314,818)	161,300,986	162,924,862
2021	1,546,324	—	(306,349,519)	(304,803,195)
2020	1,291,947	—	124,799,157	126,091,104

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	4,613,363	$(3,702,434)	5,903,309	6,814,238
2021	6,273,896	(5,287,679)	(1,570,768)	(584,551)
2020	3,842,309	(3,180,107)	3,248,283	3,910,485

The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Douglas S. Ingram ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Douglas S. Ingram ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Douglas S. Ingram ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Douglas S. Ingram ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Douglas S. Ingram ($)	Total - Inclusion of Equity Values for Douglas S. Ingram ($)
2022	—	103,710,486	—	57,590,500	—	161,300,986
2021	—	(302,577,000)	—	(3,772,519)	—	(306,349,519)
2020	—	121,327,719	—	3,471,438	—	124,799,157

	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	4,644,883	1,766,504	—	30,999	(539,077)	5,903,309
2021	4,015,070	(2,320,914)	—	(2,427,761)	(837,163)	(1,570,768)
2020	3,735,499	899,771	—	(126,863)	(1,260,124)	3,248,283

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Loss during the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Product Revenues

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and Net Product Revenues during the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]

Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over the three most recently completed fiscal years to that of the NASDAQ Biotechnology Index over the same period.

Tabular List [Table Text Block]

Tabular List of Most Important Financial Performance Measures

The following table presents the financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our PEO and Non-PEO NEOs for 2022 to Company performance. We break out this table into two lists—one for our PEO and one for our Non-PEO NEOs. The measures in this table are not ranked. Please refer to the Compensation Discussion and Analysis for detailed information about how we link executive compensation to performance.

PEO	Non-PEO NEOs
Net Product Revenues	Net Product Revenues
Stock Price

Total Shareholder Return Amount	$ 100.42	69.78	132.12
Peer Group Total Shareholder Return Amount	111.27	124.89	125.69
Net Income (Loss)	$ (703,488,000)	$ (418,780,000)	$ (554,128,000)
Company Selected Measure Amount	843,769,000	612,401,000	455,865,000
PEO Name	Douglas S. Ingram	Douglas S. Ingram	Douglas S. Ingram
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Non-GAAP Measure Description [Text Block]
(6)
We determined Net Product Revenues to be our “Company Selected Measure” as it was the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.

PEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Product Revenues
PEO [Member] | Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price
PEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (123,314,818)	$ 0	$ 0
PEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	161,300,986	(306,349,519)	124,799,157
PEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	103,710,486	(302,577,000)	121,327,719
PEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,590,500	(3,772,519)	3,471,438
PEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	0	0
Non-PEO NEO [Member] | Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Net Product Revenues
Non-PEO NEO [Member] | Exclusion of Stock Awards and Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,702,434)	(5,287,679)	(3,180,107)
Non-PEO NEO [Member] | Inclusion of Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	5,903,309	(1,570,768)	3,248,283
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,644,883	4,015,070	3,735,499
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,766,504	(2,320,914)	899,771
Non-PEO NEO [Member] | Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	30,999	(2,427,761)	(126,863)
Non-PEO NEO [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (539,077)	$ (837,163)	$ (1,260,124)